SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 15, 2009

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $56,576

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      231  4019.00 SH       SOLE                  4019.00
ABBOTT LABORATORIES            COM              002824100     1098 20580.00 SH       SOLE                 20580.00
ALLIED CAPITAL CORP            COM              01903Q108       28 10300.00 SH       SOLE                 10300.00
ALLOY INC.                     COM              019855303      133 31333.00 SH       SOLE                 31333.00
AMDOCS LTD                     COM              G02602103      992 54213.00 SH       SOLE                 54213.00
AMGEN, INC.                    COM              031162100      462  8000.00 SH       SOLE                  8000.00
AT&T INC                       COM              00206R102     6629 232584.00SH       SOLE                232584.00
BANK OF AMERICA CORP           COM              060505104      452 32071.00 SH       SOLE                 32071.00
BANK OF NEW YORK MELLON CORP   COM              064058100      439 15505.00 SH       SOLE                 15505.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207      222    69.00 SH       SOLE                    69.00
BP PLC-SPONS ADR               COM              055622104      276  5900.00 SH       SOLE                  5900.00
CAREGUIDE INC.                 COM              14171a101       12 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     6231 301016.09SH       SOLE                301016.09
CENTENNIAL COMM CORP A         COM              15133v208       82 10233.00 SH       SOLE                 10233.00
CISCO SYSTEMS                  COM              17275R102      309 18950.00 SH       SOLE                 18950.00
COCA COLA COMPANY              COM              191216100      364  8043.00 SH       SOLE                  8043.00
CONOCOPHILLIPS                 COM              20825c104     2225 42956.00 SH       SOLE                 42956.00
CVS CAREMARK CORP.             COM              126650100      748 26026.00 SH       SOLE                 26026.00
DELIA*S INC                    COM              246911101       90 40822.00 SH       SOLE                 40822.00
EMC CORP MASS                  COM              268648102      873 83400.00 SH       SOLE                 83400.00
EXXON MOBIL CORP               COM              30231g102     3134 39255.00 SH       SOLE                 39255.00
FIRST BANCORP INC.             COM              31866p102      899 45200.00 SH       SOLE                 45200.00
GENERAL ELECTRIC               COM              369604103     3573 220551.00SH       SOLE                220551.00
GENERAL MILLS INC              COM              370334104      447  7350.00 SH       SOLE                  7350.00
GENZYME CORP GENERAL DIVISION  COM              372917104      347  5233.00 SH       SOLE                  5233.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      125 15000.00 SH       SOLE                 15000.00
IDEARC INC                     COM              451663108        1 10000.00 SH       SOLE                 10000.00
INDEPENDENT BANK CORP MA       COM              453836108     1406 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      660 44995.00 SH       SOLE                 44995.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1031 12255.00 SH       SOLE                 12255.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      239  5533.00 SH       SOLE                  5533.00
JOHNSON & JOHNSON              COM              478160104     4484 74938.00 SH       SOLE                 74938.00
LAKELAND BANCORP INC           COM              511637100      415 36835.00 SH       SOLE                 36835.00
MERCK & COMPANY                COM              589331107     1316 43281.00 SH       SOLE                 43281.00
MICROSOFT                      COM              594918104     1681 86460.00 SH       SOLE                 86460.00
MISONIX INC                    COM              604871103       68 87400.00 SH       SOLE                 87400.00
PEPSICO                        COM              713448108     1409 25721.00 SH       SOLE                 25721.00
PFIZER                         COM              717081103     4296 242547.00SH       SOLE                242547.00
PNC BANK                       COM              693475105      343  7000.00 SH       SOLE                  7000.00
PROCTER & GAMBLE               COM              742718109     1492 24134.00 SH       SOLE                 24134.00
SOUTHERN CO COM                COM              842587107      430 11615.00 SH       SOLE                 11615.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      591  6547.00 SH       SOLE                  6547.00
UNITED TECHNOLOGIES CORP       COM              913017109      238  4442.00 SH       SOLE                  4442.00
US BANCORP                     COM              902973304      446 17837.00 SH       SOLE                 17837.00
VALLEY NATIONAL BANCORP        COM              919794107      447 22050.00 SH       SOLE                 22050.00
VERIZON COMMUNICATIONS         COM              92343v104     4446 131150.00SH       SOLE                131150.00
WYETH                          COM              983024100      477 12718.00 SH       SOLE                 12718.00
VANGUARD INDEX EXTENDED MARKET                  922908207      244 10146.6830SH      SOLE               10146.6830